Taxes - Significant Components of Future Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 29,731	$ 32,981
Scientific research and experimental development ("SR&ED") carryforwards	5,251	5,345
Share issue costs	213	497
Investment tax credits	4,571	4,571
Accounts payable and accrued liabilities	2,559	3,102
Difference between tax and book value of finance obligations	(693)	(985)
Difference between tax and book value of capital and intangible assets	(6,758)	(7,694)
Difference between tax and book value of loan receivable	36	42
Total future income tax asset	34,910	37,859
Valuation allowance	(14,323)	(10,983)
Net future income tax asset	$ 20,587	$ 26,876